Market Risk Benefits - Rollforward of market risk benefits (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Market Risk Benefit [Roll Forward]
Balance, beginning of year	$ 7,034	$ 8,563
Balance, beginning of year, before effect of changes in instrument-specific credit risk	4,933	6,236
Issuances	288	275
Interest accrual	193	163
Attributed fees	934	879
Expected claims	(85)	(56)
Effect of changes in interest rates	(4,458)	(1,205)
Effect of changes in interest rate volatility	281	78
Effect of changes in equity markets	1,504	(1,617)
Effect of changes in equity index volatility	(74)	53
Actual outcome different from model expected outcome	161	114
Effect of changes in future expected policyholder behavior	(20)	17
Effect of changes in other future expected assumptions	(85)
Other, including foreign exchange	(3)	(4)
Balance, end of period, before effect of changes in instrument-specific credit risk	3,569	4,933
Effect of changes in the instrument-specific credit risk	465	2,101
Balance, end of period	4,034	7,034
Less: Reinsured MRB, end of period	(94)	(145)
Net Liability Balance after reinsurance recoverable	3,940	6,889
Combined
Net amount at risk
Net amount at risk	2,123	581
Guaranteed Minimum Death Benefit
Net amount at risk
Net amount at risk	1,986	843
Index credits on fixed index annuities(i)
Net amount at risk
Net amount at risk	28	949
Individual Retirement
Market Risk Benefit [Roll Forward]
Balance, beginning of year	6,452	7,761
Balance, beginning of year, before effect of changes in instrument-specific credit risk	4,518	5,621
Issuances	263	247
Interest accrual	172	142
Attributed fees	864	805
Expected claims	(83)	(54)
Effect of changes in interest rates	(4,087)	(1,098)
Effect of changes in interest rate volatility	263	74
Effect of changes in equity markets	1,382	(1,414)
Effect of changes in equity index volatility	(75)	33
Actual outcome different from model expected outcome	164	106
Effect of changes in future expected policyholder behavior	(2)	53
Effect of changes in other future expected assumptions	(85)
Other, including foreign exchange	3	3
Balance, end of period, before effect of changes in instrument-specific credit risk	3,297	4,518
Effect of changes in the instrument-specific credit risk	441	1,934
Balance, end of period	3,738	6,452
Less: Reinsured MRB, end of period	(94)	(145)
Net Liability Balance after reinsurance recoverable	$ 3,644	$ 6,307
Net amount at risk
Average attained age of contract holders	70 years	70 years
Individual Retirement | Combined
Net amount at risk
Net amount at risk	$ 2,084	$ 567
Individual Retirement | Guaranteed Minimum Death Benefit
Net amount at risk
Net amount at risk	1,615	684
Individual Retirement | Index credits on fixed index annuities(i)
Net amount at risk
Net amount at risk	27	831
Group Retirement
Market Risk Benefit [Roll Forward]
Balance, beginning of year	582	802
Balance, beginning of year, before effect of changes in instrument-specific credit risk	415	615
Issuances	25	28
Interest accrual	21	21
Attributed fees	70	74
Expected claims	(2)	(2)
Effect of changes in interest rates	(371)	(107)
Effect of changes in interest rate volatility	18	4
Effect of changes in equity markets	122	(203)
Effect of changes in equity index volatility	1	20
Actual outcome different from model expected outcome	(3)	8
Effect of changes in future expected policyholder behavior	(18)	(36)
Effect of changes in other future expected assumptions	0
Other, including foreign exchange	(6)	(7)
Balance, end of period, before effect of changes in instrument-specific credit risk	272	415
Effect of changes in the instrument-specific credit risk	24	167
Balance, end of period	296	582
Less: Reinsured MRB, end of period	0	0
Net Liability Balance after reinsurance recoverable	$ 296	$ 582
Net amount at risk
Average attained age of contract holders	64 years	63 years
Group Retirement | Combined
Net amount at risk
Net amount at risk	$ 39	$ 14
Group Retirement | Guaranteed Minimum Death Benefit
Net amount at risk
Net amount at risk	371	159
Group Retirement | Index credits on fixed index annuities(i)
Net amount at risk
Net amount at risk	$ 1	$ 118